Income and mining taxes (Schedule of detailed information about effective income tax expense (recovery)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Income taxes	$ 209.1	$ 119.7
Mining taxes	83.4	57.0
Adjustments in respect of prior years	(1.2)	0.2
Current tax expense (income)	291.3	176.9
Deferred:
Income tax expense (recovery) - origination, revaluation and/or reversal of temporary differences	61.3	15.3
Mining tax recovery - origination, revaluation and/or reversal of temporary difference	(3.8)	(5.6)
Adjustments in respect of prior years	(1.1)	(2.8)
Deferred tax expense (income)	56.4	6.9
Tax expense	$ 347.7	$ 183.8